Fair value measurement (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financial Assets
Cash equivalents	$ 45,296
Foreign currency forward contracts		$ 438
Noncurrent asset	550
Total financial assets	45,846	438
Level I
Financial Assets
Cash equivalents	45,296
Total financial assets	45,296
Level II
Financial Assets
Foreign currency forward contracts		438
Noncurrent asset	550
Total financial assets	$ 550	$ 438